EQUITY METHOD INVESTMENTS - Statements of Operations Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
OGC
Schedule of Equity Method Investments [Line Items]
Total revenues	$ 37,075	$ 37,799
Total operating expenses	27,105	22,533
Net income (loss)	7,973	15,269
OCC
Schedule of Equity Method Investments [Line Items]
Total revenues	2,053	5,198
Total operating expenses	2,473	4,559
Net income (loss)	$ (1,215)	$ 456